STATEMENT OF INVESTMENTS
BNY Mellon Bond Fund

May 31, 2022 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.7%
Aerospace & Defense - .5%
The Boeing Company, Sr. Unscd. Notes	3.63	2/1/2031	3,000,000		2,698,188
The Boeing Company, Sr. Unscd. Notes	4.88	5/1/2025	3,525,000		3,569,890
				6,268,078
Airlines - .7%
American Airlines Pass Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	4,000,807		3,650,979
Delta Air Lines Pass Through Trust, Ser. 2019-1, Cl. AA	3.20	4/25/2024	4,225,000		4,155,966
				7,806,945
Automobiles & Components - .2%
General Motors Financial, Sr. Unscd. Notes	3.10	1/12/2032	3,100,000		2,623,644
Banks - 7.1%
Banco Santander, Sr. Unscd. Notes	2.75	5/28/2025	6,000,000		5,777,801
Bank of America, Jr. Sub. Notes, Ser. TT	6.13	4/27/2027	8,650,000	[a]	8,768,937
Citigroup, Sub. Notes	4.45	9/29/2027	7,635,000		7,666,580
Citizens Bank, Sr. Unscd. Notes	2.25	4/28/2025	5,000,000		4,807,425
Credit Suisse Group, Sr. Unscd. Notes	1.31	2/2/2027	6,500,000	[b]	5,707,065
Deutsche Bank, Sr. Unscd. Notes	2.55	1/7/2028	8,490,000		7,556,965
HSBC Holdings, Sr. Unscd. Notes	4.95	3/31/2030	6,000,000		6,074,549
JPMorgan Chase & Co., Jr. Sub. Bonds, Ser. II	4.00	4/1/2025	5,475,000	[a,c]	4,777,279
Morgan Stanley, Sr. Unscd. Notes	1.59	5/4/2027	8,500,000		7,744,625
NatWest Group, Sr. Unscd. Notes	5.08	1/27/2030	5,500,000		5,567,659
Nordea Bank, Jr. Sub. Notes	6.63	3/26/2026	4,280,000	[a,b]	4,313,596
Societe Generale, Sr. Unscd. Notes	3.34	1/21/2033	6,450,000	[b]	5,495,429
The Goldman Sachs Group, Sub. Notes	6.75	10/1/2037	8,270,000		9,684,982
				83,942,892
Beverage Products - .5%
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.90	2/1/2046	6,250,000		6,244,689
Chemicals - .8%
Huntsman International, Sr. Unscd. Notes	4.50	5/1/2029	5,500,000		5,469,510
Yara International, Sr. Unscd. Notes	3.15	6/4/2030	4,000,000	[b]	3,478,681
				8,948,191

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.7% (continued)
Commercial & Professional Services - .4%
The George Washington University, Unscd. Bonds, Ser. 2018	4.13	9/15/2048	5,350,000		5,030,176
Commercial Mortgage Pass-Through Certificates - 1.0%
WFRBS Commercial Mortgage Trust, Ser. 2013-C12, CI. A4	3.20	3/15/2048	3,378,028		3,374,882
WFRBS Commercial Mortgage Trust, Ser. 2013-C13, Cl. A4	3.00	5/15/2045	9,045,000		9,014,422
				12,389,304
Consumer Discretionary - 1.1%
Magallanes, Gtd. Notes	3.76	3/15/2027	7,185,000	[b]	6,982,333
Magallanes, Gtd. Notes	4.28	3/15/2032	6,225,000	[b]	5,824,071
				12,806,404
Diversified Financials - 3.6%
AerCap Global Aviation Trust, Gtd. Notes	1.75	1/30/2026	4,500,000		4,022,985
AerCap Global Aviation Trust, Gtd. Notes	2.45	10/29/2026	8,100,000		7,251,287
Aircastle, Sr. Unscd. Notes	2.85	1/26/2028	10,500,000	[b]	9,126,842
Ares Capital, Sr. Unscd. Notes	2.88	6/15/2028	6,000,000		5,080,888
BlackRock TCP Capital, Sr. Unscd. Notes	2.85	2/9/2026	3,800,000		3,534,425
Blackstone Secured Lending Fund, Sr. Unscd. Notes	2.85	9/30/2028	6,890,000	[b]	5,758,206
Blue Owl Finance, Gtd. Notes	4.13	10/7/2051	7,650,000	[b]	5,246,643
Owl Rock Capital, Sr. Unscd. Notes	2.63	1/15/2027	2,500,000		2,184,762
				42,206,038
Electronic Components - .5%
Jabil, Sr. Unscd. Notes	3.60	1/15/2030	5,975,000		5,484,772
Energy - 3.0%
Boardwalk Pipelines, Gtd. Notes	3.60	9/1/2032	3,825,000		3,388,199
BP Capital Markets America, Gtd. Notes	2.72	1/12/2032	6,485,000		5,842,310
Diamondback Energy, Gtd. Notes	3.13	3/24/2031	4,800,000		4,358,383
Enbridge, Gtd. Notes	2.50	8/1/2033	3,520,000		2,950,965
Energy Transfer, Sr. Unscd. Notes	5.25	4/15/2029	5,775,000		5,915,076
Marathon Petroleum, Sr. Unscd. Notes	3.80	4/1/2028	4,825,000		4,677,462
Sabine Pass Liquefaction, Sr. Scd. Notes	4.50	5/15/2030	4,000,000		3,991,107
TransCanada PipeLines, Sr. Unscd. Notes	2.50	10/12/2031	5,775,000		4,981,387
				36,104,889
Food Products - .5%
The Kroger Company, Sr. Unscd. Notes	1.70	1/15/2031	6,640,000	[c]	5,457,979

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 98.7% (continued)
Foreign Governmental - .3%
Province of Quebec, Unscd. Bonds	0.60	7/23/2025	4,000,000	[c] 3,722,617
Health Care - 2.2%
AbbVie, Sr. Unscd. Notes	3.20	11/21/2029	6,000,000	5,646,128
Amgen, Sr. Unscd. Notes	5.65	6/15/2042	4,955,000	5,434,422
Astrazeneca Finance, Gtd. Notes	1.20	5/28/2026	4,450,000	4,089,818
CVS Health, Sr. Unscd. Notes	4.78	3/25/2038	7,250,000	7,226,103
The Johns Hopkins Health System, Unscd. Bonds	3.84	5/15/2046	3,685,000	3,406,984
				25,803,455
Industrial - .6%
John Deere Capital, Sr. Unscd. Notes	0.45	1/17/2024	4,000,000	3,858,878
LBJ Infrastructure Group, Sr. Scd. Bonds	3.80	12/31/2057	5,000,000	[b] 3,609,439
				7,468,317
Information Technology - 1.4%
Adobe, Sr. Unscd. Notes	3.25	2/1/2025	4,895,000	4,923,523
Fidelity National Information Services, Sr. Unscd. Notes	3.10	3/1/2041	4,775,000	3,701,309
Fiserv, Sr. Unscd. Notes	4.40	7/1/2049	5,000,000	4,491,148
Oracle, Sr. Unscd. Notes	3.90	5/15/2035	4,790,000	4,120,476
				17,236,456
Insurance - .7%
MetLife, Jr. Sub. Notes, Ser. G	3.85	9/15/2025	1,900,000	[a] 1,767,944
Prudential Financial, Sr. Unscd. Notes	4.35	2/25/2050	6,375,000	6,128,304
				7,896,248
Internet Software & Services - 1.0%
Amazon.com, Sr. Unscd. Notes	1.65	5/12/2028	7,000,000	6,324,609
eBay, Sr. Unscd. Notes	1.90	3/11/2025	6,000,000	5,721,549
				12,046,158
Media - .7%
Sky, Gtd. Notes	3.75	9/16/2024	5,130,000	[b] 5,185,575
The Walt Disney Company, Gtd. Notes	2.65	1/13/2031	4,000,000	3,623,745
				8,809,320
Metals & Mining - .6%
Glencore Funding, Gtd. Notes	2.63	9/23/2031	4,775,000	[b] 4,010,750
Nucor, Sr. Unscd. Notes	4.30	5/23/2027	2,875,000	2,923,384
				6,934,134
Municipal Securities - 3.4%
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	3.49	6/1/2036	3,000,000	2,556,291
JobsOhio Beverage System, Revenue Bonds, Refunding, Ser. A	2.83	1/1/2038	2,850,000	2,441,075

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.7% (continued)
Municipal Securities - 3.4% (continued)
Massachusetts, GO (Build America Bonds)	4.91	5/1/2029	4,990,000		5,307,749
Michigan Building Authority, Revenue Bonds, Refunding, Ser. II	2.71	10/15/2040	5,000,000		3,862,136
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding	4.13	6/15/2042	5,445,000		4,728,816
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. B	1.48	1/1/2028	4,800,000		4,248,001
New York City, GO, Refunding, Ser. D	1.92	8/1/2031	3,825,000		3,192,356
Ohio Turnpike & Infrastructure Commission, Revenue Bonds, Refunding, Ser. A	3.22	2/15/2048	4,750,000		3,679,745
Port Authority of New York & New Jersey, Revenue Bonds, Ser. AAA	1.09	7/1/2023	4,755,000		4,679,742
Sales Tax Securitization Corp., Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. B	3.41	1/1/2043	2,130,000		1,792,505
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (NTE Mobility Partners) Ser. B	3.92	12/31/2049	4,750,000		4,145,812
				40,634,228
Real Estate - 3.0%
Alexandria Real Estate Equities, Gtd. Notes	2.95	3/15/2034	4,775,000	[c]	4,178,863
American Homes 4 Rent, Sr. Unscd. Notes	4.90	2/15/2029	7,000,000		7,074,129
Duke Realty, Sr. Unscd. Notes	2.25	1/15/2032	2,825,000		2,395,651
Goodman US Finance Five, Gtd. Notes	4.63	5/4/2032	2,875,000	[b]	2,879,684
Hudson Pacific Properties, Gtd. Notes	3.25	1/15/2030	4,696,000		4,266,426
Kimco Realty, Sr. Unscd. Notes	3.20	4/1/2032	4,800,000		4,337,203
Life Storage, Gtd. Notes	4.00	6/15/2029	2,840,000		2,721,027
Simon Property Group, Sr. Unscd. Notes	2.65	2/1/2032	4,000,000		3,448,562
Spirit Realty, Gtd. Notes	2.10	3/15/2028	4,775,000		4,173,500
				35,475,045
Retailing - 1.2%
Genuine Parts, Sr. Unscd. Notes	2.75	2/1/2032	4,775,000		4,105,173
Ross Stores, Sr. Unscd. Notes	4.70	4/15/2027	5,275,000		5,436,080
The Home Depot, Sr. Unscd. Notes	1.38	3/15/2031	5,595,000		4,614,717
				14,155,970
Semiconductors & Semiconductor Equipment - 1.9%
Broadcom, Gtd. Notes	2.45	2/15/2031	4,200,000	[b]	3,486,055

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.7% (continued)
Semiconductors & Semiconductor Equipment - 1.9% (continued)
Broadcom, Sr. Unscd. Notes	3.19	11/15/2036	6,000,000	[b]	4,818,014
KLA, Sr. Unscd. Notes	4.10	3/15/2029	5,000,000		5,038,684
Microchip Technology, Sr. Scd. Notes	0.97	2/15/2024	3,000,000		2,876,749
Microchip Technology, Sr. Scd. Notes	0.98	9/1/2024	2,000,000	[b]	1,881,936
NXP, Gtd. Notes	5.35	3/1/2026	4,500,000		4,666,755
				22,768,193
Technology Hardware & Equipment - .3%
Dell International, Gtd. Notes	3.38	12/15/2041	4,800,000	[b]	3,604,290
Telecommunication Services - 1.7%
AT&T, Sr. Unscd. Notes	4.55	3/9/2049	7,000,000		6,665,887
T-Mobile USA, Sr. Scd. Notes	3.00	2/15/2041	6,675,000		5,250,498
Verizon Communications, Sr. Unscd. Notes	2.99	10/30/2056	8,498,000		6,324,886
Verizon Communications, Sr. Unscd. Notes	3.40	3/22/2041	2,610,000		2,257,795
				20,499,066
Transportation - .4%
J.B. Hunt Transport Services, Gtd. Notes	3.88	3/1/2026	5,230,000		5,266,075
U.S. Government Agencies Collateralized Municipal-Backed Securities - .6%
Government National Mortgage Association, Ser. 2012-135, Cl. AE	1.83	12/16/2052	6,418,300		5,929,915
Government National Mortgage Association, Ser. 2013-12, Cl. A	1.41	10/16/2042	651,220		646,618
				6,576,533
U.S. Government Agencies Mortgage-Backed - 26.4%
Federal Home Loan Mortgage Corp.:
1.50%, 10/1/2050			5,713,718	[d]	4,737,009
2.00%, 8/1/2041			8,062,426	[d]	7,304,905
2.50%, 3/1/2042			9,290,592	[d]	8,685,149
3.00%, 1/1/2052-3/1/2052			25,075,555	[d]	23,943,938
3.50%, 1/1/2052			15,021,815	[d]	14,756,954
4.00%, 1/1/2052			11,372,900	[d]	11,398,590
5.00%, 8/1/2049			1,568,095	[d]	1,638,184
Federal National Mortgage Association:
1.50%, 1/1/2042			5,980,313	[d]	5,220,335
2.00%, 11/1/2046-1/1/2052			51,174,999	[d]	45,700,492
2.50%, 12/1/2036-11/1/2051			61,895,987	[d]	57,774,688
3.00%, 1/1/2035-2/1/2052			18,275,926	[d]	17,869,270
4.00%, 4/1/2052-6/1/2052			24,657,844	[d]	24,710,427
4.50%, 3/1/2050-6/1/2052			9,085,786	[d]	9,270,347
5.00%, 6/1/2052			5,741,278	[d]	5,946,266

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.7% (continued)
U.S. Government Agencies Mortgage-Backed - 26.4% (continued)
Government National Mortgage Association II:
2.00%, 6/20/2051-10/20/2051			9,648,933		8,580,782
2.50%, 5/20/2051			12,558,856		11,509,842
3.00%, 6/20/2050-11/20/2051			16,515,913		15,951,941
3.50%, 1/20/2052			19,009,000		18,868,507
4.00%, 2/20/2051-6/20/2051			9,942,839		9,953,140
4.50%, 1/20/2052			9,139,733		9,391,746
				313,212,512
U.S. Treasury Securities - 32.4%
U.S. Treasury Bonds	1.88	11/15/2051	7,000,000		5,335,313
U.S. Treasury Bonds	1.88	2/15/2041	12,195,000		9,777,913
U.S. Treasury Bonds	2.00	8/15/2051	11,500,000		9,029,072
U.S. Treasury Bonds	2.25	2/15/2052	4,645,000	[c]	3,886,559
U.S. Treasury Floating Rate Notes, 3 Month U.S. T-BILL +0.04%	1.16	10/31/2023	19,000,000	[e]	19,038,640
U.S. Treasury Floating Rate Notes, 3 Month U.S. T-BILL -0.02%	1.11	1/31/2024	17,750,000	[e]	17,772,537
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	1/15/2027	5,951,000	[f]	6,105,251
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	7/15/2025	14,802,916	[f]	15,325,604
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.50	1/15/2028	13,526,324	[f]	13,899,673
U.S. Treasury Notes	0.13	12/15/2023	9,000,000		8,699,941
U.S. Treasury Notes	0.13	5/31/2023	13,250,000		12,986,158
U.S. Treasury Notes	0.13	3/31/2023	9,500,000		9,354,916
U.S. Treasury Notes	0.25	8/31/2025	24,735,000		22,804,994
U.S. Treasury Notes	0.25	6/15/2024	8,000,000		7,637,188
U.S. Treasury Notes	0.38	10/31/2023	8,300,000		8,079,207
U.S. Treasury Notes	0.75	4/30/2026	10,500,000		9,703,887
U.S. Treasury Notes	0.75	12/31/2023	6,500,000		6,336,992
U.S. Treasury Notes	0.88	1/31/2024	15,195,000		14,813,938
U.S. Treasury Notes	1.38	11/15/2031	16,700,000		14,651,641
U.S. Treasury Notes	1.63	4/30/2023	12,750,000		12,696,783
U.S. Treasury Notes	1.63	8/15/2029	10,000,000		9,211,719
U.S. Treasury Notes	1.75	3/15/2025	16,850,000	[c]	16,415,586
U.S. Treasury Notes	1.75	12/31/2026	10,000,000	[c]	9,540,820
U.S. Treasury Notes	1.88	2/15/2032	4,200,000		3,850,219
U.S. Treasury Notes	2.13	7/31/2024	17,080,000		16,923,211
U.S. Treasury Notes	2.38	5/15/2027	15,685,000		15,344,954
U.S. Treasury Notes	2.50	3/31/2027	20,035,000	[c]	19,741,518

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.7% (continued)
U.S. Treasury Securities - 32.4% (continued)
U.S. Treasury Notes	2.50	2/28/2026	15,000,000		14,849,414
U.S. Treasury Notes	2.50	1/31/2024	13,820,000		13,837,815
U.S. Treasury Notes	2.63	12/31/2023	2,250,000	[c]	2,259,624
U.S. Treasury Notes	2.63	1/31/2026	8,250,000	[c]	8,203,272
U.S. Treasury Notes	2.88	5/15/2032	5,200,000	[c]	5,207,313
U.S. Treasury Notes	2.88	4/30/2029	11,360,000		11,356,450
U.S. Treasury Notes	2.88	11/30/2025	9,470,000		9,500,704
				384,178,826
Total Bonds and Notes (cost $1,260,448,727)			1,171,601,444

Preferred Stocks - .5%
Telecommunication Services - .5%
AT&T, Ser. A (cost $6,500,000)	5.00		260,000		5,639,400
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $4,703,165)	0.80		4,703,165	[g]	4,703,165

Investment of Cash Collateral for Securities Loaned - .8%
Registered Investment Companies - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $9,338,690)	0.80		9,338,690	[g]	9,338,690
Total Investments (cost $1,280,990,582)			100.4%	1,191,282,699
Liabilities, Less Cash and Receivables			(0.4%)	(4,760,553)
Net Assets			100.0%	1,186,522,146

GO—General Obligation

U.S. T-BILL—U.S. Treasury Bill Money Market Yield

a Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2022, these securities were valued at $81,408,609 or 6.86% of net assets.

c Security, or portion thereof, on loan. At May 31, 2022, the value of the fund’s securities on loan was $57,219,899 and the value of the collateral was $59,147,728, consisting of cash collateral of $9,338,690 and U.S. Government & Agency securities valued at $49,809,038. In addition, the value of collateral may include pending sales that are also on loan.

d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

e Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

f Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

g Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Bond Fund

May 31, 2022 (Unaudited)

The following is a summary of the inputs used as of May 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Commercial Mortgage-Backed	-	12,389,304	-	12,389,304
Corporate Bonds	-	410,887,424	-	410,887,424
Equity Securities - Preferred Stocks	5,639,400	-	-	5,639,400
Foreign Governmental	-	3,722,617	-	3,722,617
Investment Companies	14,041,855	-	-	14,041,855
Municipal Securities	-	40,634,228	-	40,634,228
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	6,576,533	-	6,576,533
U.S. Government Agencies Mortgage-Backed	-	313,212,512	-	313,212,512
U.S. Treasury Securities	-	384,178,826	-	384,178,826

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”)are valued each business day by one or more independent pricing services (each, a “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2022, accumulated net unrealized depreciation on investments was $89,707,883, consisting of $2,949,521 gross unrealized appreciation and $92,657,404 gross unrealized depreciation.

At May 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.